Investment Objectives and Goals	Nov. 01, 2025
Principal Active High Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL ACTIVE HIGH YIELD ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income.
Principal Capital Appreciation Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL CAPITAL APPRECIATION SELECT ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Principal Focused Blue Chip ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL FOCUSED BLUE CHIP ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Principal International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL INTERNATIONAL EQUITY ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Principal Investment Grade Corporate Active ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL INVESTMENT GRADE CORPORATE ACTIVE ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks to provide current income
Objective, Secondary [Text Block]	and, as a secondary objective, capital appreciation.
Principal Quality ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL QUALITY ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Principal Real Estate Active Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL REAL ESTATE ACTIVE OPPORTUNITIES ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks total return and income.
Principal Spectrum Preferred and Income ETF (formerly, Principal Spectrum Tax-Advantaged Dividend Active ETF)
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL SPECTRUM PREFERRED AND INCOME ETF (formerly, Principal Spectrum Tax-Advantaged Dividend Active ETF)
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks to provide current income
Principal Spectrum Preferred Securities Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL SPECTRUM PREFERRED SECURITIES ACTIVE ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks to provide current income.
Principal U.S. Mega-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL U.S. MEGA-CAP ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Principal U.S. Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL U.S. SMALL-CAP ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Principal Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL VALUE ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.